Equity Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Equity Compensation
9.	EQUITY COMPENSATION

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are: (1) granted incentive stock options exercisable to purchase common shares (“Stock Options”); (2) awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting; and (3) for independent directors, awarded deferred share units (“DSUs”) which the directors are entitled to redeem for common shares upon retirement or termination from the Board.  Under the Plan, common shares reserved for issuance of Stock Options, RSUs, PSUs and DSUs shall not exceed 10% of the outstanding shares from time to time. The exercise price of each stock option is based on the fair market price of the Company’s common shares at the time of the grant.  The options can be granted for a maximum term of five years.

9.	EQUITY COMPENSATION (continued)

Equity Incentive Plan (continued)

Restricted Share Units (in thousands)

During the year ended December 31, 2019, the Company granted 955 RSUs to its executive officers, consultants and employees. The total estimated fair value of the RSUs was $4,613 (2018 - $1,048) based on the market value of the Company’s shares on the grant date.

As at December 31, 2019, $981 of the fair value of RSUs previously granted but not yet vested remains to be expensed in fiscal 2020, $404 in 2021 and $140 in

2022.

During the year ended December 31, 2019, stock-based compensation expense related to RSUs of $2,252 was charged to operating expenses (2018 - $939).

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2017	1,550
Converted into common shares	(123)
Granted	246
Forfeited	(5)
Balance, RSUs outstanding as at December 31, 2018	1,668
Converted into common shares	(206)
Granted	955
Forfeited	(20)
Cancelled	(9)
Balance, RSUs outstanding as at December 31, 2019	2,388

Deferred Share Units (in thousands)

During the year ended December 31, 2019 the Company granted 135 DSUs (2018 – 87) with the total estimated fair value of $611 (2018 – $497) to the Company’s independent directors in lieu of cash payments of directors’ fees.

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2017	41
Granted	87
Balance, DSUs outstanding as at December 31, 2018	128
Granted	135
Converted into common shares	(35)
Balance, DSUs outstanding as at December 31, 2019	228

9.	EQUITY COMPENSATION (continued)

Equity Incentive Plan (continued)

Stock Options (in thousands)

No stock options were granted by the Company during

the year ended December 31, 2019 (2018 - 90). Stock options outstanding and exercisable as at December 31, 2019 are as follows:

Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2019 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2019 (in 000's)	Weighted Average Exercise Price CAD$
$1.50-$2.35	860	1.0	2.12	860	2.12
$4.55 - $5.00	1,027	2.2	4.89	1,027	4.89
$8.05 - $12.34	1,844	2.7	8.31	1,844	8.31
	3,731	2.2	5.94	3,731	5.94

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CAD$)
Balance, stock options outstanding as at December 31, 2017	5,306	4.85
Granted	90	9.54
Exercised	(176)	(1.59)
Forfeited	(44)	(7.72)
Expired	(24)	(6.23)
Balance, stock options outstanding as at December 31, 2018	5,152	5.02
Exercised	(1,203)	(2.60)
Expired	(218)	(6.41)
Balance, stock options outstanding as at December 31, 2019	3,731	5.94

The weighted average share price at the time of exercise of options during the year ended December 31, 2019 was CAD$4.73 (2018 – CAD$5.52).

During the year ended December 31, 2019, stock-based compensation expense related to stock options of $239 (2018 - $3,172) was charged to operations, $4 was charged to production costs (2018 – $62), and $nil was allocated to inventory (2018 – $4).

9.	EQUITY COMPENSATION (continued)

Performance Share Units (“PSUs”) (in thousands)

On August 21, 2018, the Company granted 699 PSUs to its officers and employees with a total estimated fair value of $4,030. On October 8, 2019, the Company granted 323 PSUs to its officers and employees with a total estimated fair value of $1,513. All PSUs vest on the third anniversary of the grant date. The fair value of the PSUs granted is being recorded as a stock-based compensation expense and charged to operating expenses over the vesting period.

The PSUs are earned on the basis of Total Shareholder Return (“TSR”) relative to the return of the peer companies over four weighted performance periods:

-	20% will be earned based on TSR during year 1 of the performance period (first year following the grant date);
-	20% will be earned based on TSR during year 2 of the performance period (second year following the grant date);
-	20% will be earned based on TSR during year 3 of the performance period (third year following the grant date);
-	40% will be earned based on TSR during years 1-3 of the performance period (first, second and third years following the grant date).

The number of shares issued upon vesting of PSUs depends on the performance of the Company shares compared to the peer group of companies and can vary from zero to up to two times the number of PSUs granted.

The fair value of the PSUs is estimated on the date of grant using a valuation model based on Monte Carlo simulation with the following assumptions used for the grants made during the period:

	October 8, 2019	August 21, 2018
Number of PSUs granted	323	699
Correlation coefficient between the peer group companies	13.1%	13.1%
Risk-free interest rate	1.38%	2.7%
Dividend rate	0%	0%
Annualized volatility	62.5%	71.9%
Peer Group average volatility	64.1%	65.9%
Estimated forfeiture rate	10.0%	11.6%
Fair value per PSU granted (CDN$)	6.25	8.50
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$)	2,016	5,945

As at December 31, 2019, $1,771 of the fair value of PSUs previously granted but not yet vested remains to be expensed in 2020, $1,275 in 2021

, and $352 in 2022.

During the year ended December 31, 2019, stock-based compensation expense related to PSUs of $1,628 was charged to operating expenses (2018 - $481).

9.	EQUITY COMPENSATION (continued)

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2017	-
Granted	699
Balance, PSUs outstanding as at December 31, 2018	699
Forfeited	(12)
Granted	323
Balance, PSUs outstanding as at December 31, 2019	1,010

Subsequent to the year end, the Company issued 121 shares, comprised of 118 shares issued upon the cashless exercise of 147 stock options and 3 shares issued upon the conversion of an equal number of RSUs.